Organization and Summary of Significant Accounting Policies - Organization and Basis of Presentation (Details) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, shares authorized	47,500,000	47,500,000	47,500,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	31,220,326	31,220,326	31,220,326
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners		50.00%
Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	50.00%
Ownership percentage by noncontrolling owners	50.00%	50.00%